Identifiable Intangible Assets and Goodwill - Narrative (Details) $ in Billions	12 Months Ended
	Dec. 31, 2016 USD ($) Operating_Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of operating segments | Operating_Segment	2
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets | $	$ 4.1	$ 3.8	$ 4.1
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	11 years